Additional Balance Sheet Information	12 Months Ended
Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Additional Balance Sheet Information

4. Additional Balance Sheet Information

Prepaid expenses and other current assets consist of the following (in thousands) as of December 31:

	December 31,
	2021	2022
Prepaid expenses	$172	$133
Other receivables	67	67
Other current assets	22	4
Prepaid expenses and other current assets	$261	$204

Accounts payable and accrued expenses consists of the following (in thousands) as of December 31:

	December 31,
	2021	2022
Accounts payable	$1,687	$975
Accrued liabilities	248	1,359
Employee compensation	240	291
Other	27	27
Accounts payable and accrued expenses	$2,202	$2,652